IFRS to US GAAP Reconciliation (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
IFRS To US-GAAP - Reconciliation Of Profit

Reconciliation of Profit

			Years ended December 31,
	Note		2013	2012	2011
			(in millions)
Profit in accordance with IFRS			$1,218	$1,162	$977
Adjustments to conform with U.S. GAAP:
Development costs, net	(a	)	(443)	(429)	(330)
Goodwill and other intangible assets	(b	)	(8)	(9)	(8)
Defined benefit plans	(c	)	(16)	(6)	(20)
Restructuring provisions	(d	)	(17)	(18)	—
Other adjustments	(e	)	(19)	21	22
Tax impact on adjustments	(f	)	158	132	113
Deferred tax assets and tax contingencies recognition	(g	)	(45)	23	(115)

Total adjustments			(390)	(286)	(338)

Net income in accordance with U.S. GAAP			$828	$876	$639

IFRS To US-GAAP - Reconciliation Of Total Equity

Reconciliation of Total Equity

			As of December 31,
	Note		2013	2012
			(in millions)
Total Equity in accordance with IFRS			$7,662	$7,093
Adjustments to conform with U.S. GAAP:
Development costs, net	(a	)	(2,862)	(2,361)
Goodwill and other intangible assets	(b	)	130	142
Defined benefit plans	(c	)	29	(11)
Restructuring provisions	(d	)	6	22
Other adjustments	(e	)	15	26
Tax impact on adjustments	(f	)	773	638
Deferred tax assets and tax contingencies recognition	(g	)	(798)	(724)

Total adjustments			(2,707)	(2,268)

Total Equity in accordance with U.S. GAAP			$4,955	$4,825